Contingent Liabilities, Commitments and Liens (Details) - USD ($)							1 Months Ended											12 Months Ended
	Dec. 11, 2017	Dec. 04, 2017	Oct. 03, 2017	Jul. 10, 2017	Apr. 11, 2017	Jun. 07, 2016	Nov. 30, 2017	Nov. 16, 2017	Aug. 25, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Nov. 22, 2016	Aug. 18, 2016	May 31, 2016	Feb. 29, 2016	May 31, 2015	Dec. 31, 2017
Statement Line Items [Line Items]
License agreement pay amount		$ 106,000			$ 122,000
Funds for research development																62
Patent expiration date						Dec. 31, 2037									Dec. 31, 2029	Dec. 31, 2035
Stock option granted purchase of shares																	3,876,000	7,760,256
Common stock issued															200,000
Commitment payments, description								The Company paid the first instalment of the agreement in the amount of $101,000 out of a total estimated amount of approximately $681,000.

(i) failure to submit an immediate report about a material event (the license agreement termination) in a timely and lawful manner; (ii) inclusion of a misleading detail in an immediate report; and (iii) misleading the ISA in connection with such actions. The Company was required to pay a monetary sanction of $43,000 (NIS 150,000) (and potentially an additional equal sum if the Company is found to have committed the same breaches in the next 24 months). In addition, the Company’s Chairman also agreed to admit, with in the parameters of these proceeding, to having made the abovementioned breaches and to pay a monetary sanction of $43,000 (NIS 150,000).

															$25,000 upon the successful completion of preclinical trials (which milestone was met in November 2016, this payment was paid in cash in March 2017); (ii) $75,000 upon the successful completion of a Phase I/IIa trial; And (iii) $75,000 upon the earlier of generating net revenues of at least $200,000 from the commercialization of the technology or the approval of the FDA / the European Medicines Agency, or the EMA, of a drug based on the licensed assets. In each case, and subject to the Company’s discretion, the respective milestone payments are payable in cash or equity based on a price per Ordinary Share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets.
Lease payments																		$ 186,000
Operating lease, Square meters				200
Lease payments for offices																		24,000
Aggregating obligated to pay fees																$ 3,500,000
Payment of monetary sanction										$ 17,000				$ 43,000				$ 43,000
Monetary sanctions by ISA higher than amount										20,000
Converted into ordinary shares							19,000,000
Total agreement estimating in amount	$ 100,000		$ 65,000		$ 776,000			$ 66,000		$ 23,000			$ 230,000
License agreement expires description

The general meeting of the Company’s shareholders approved a amendment to the License Agreement, in which if the Company closes a financing round of at least $5 million by June 30, 2018 [including appropriate filings with and obtainment of the required approvals of the Israeli Securities Authority and the TASE (and the NASDAQ or SEC, if required)], all potential royalties, sub-royalties, milestones and any other financial consideration (and future considerations) referred to in the Company’s license agreement with Dekel, will be an automatic converted into 19,000,000 Ordinary shares of the Company (equivalent to 475,000 ADSs).

(i) the date of expiration in such country of the last to expire licensed patent included in the licensed technology; (ii) the date of expiration of any exclusivity on the product granted by a regulatory or government body in such country; or (iii) the end of a period of fifteen (15) years from the date of the first commercial sale in such country. The patent expiration dates for the patents covered by the license agreement are from 2026-2028.

Monthly rental amount				$ 6,000
Exercisable term																	90 days	12 months
Payment of milestones amount												$ 1,000,000
PK study paid									$ 89,000
Recorded a provision		$ 124,000
Capital [member]
Statement Line Items [Line Items]
Percentage of second option																		65.00%
ADS [Member]
Statement Line Items [Line Items]
Converted into ordinary shares							475,000
NIS [Member]
Statement Line Items [Line Items]
Stock option, exercise price															$ 0.5		$ 0.5	$ 0.65
Payment of monetary sanction														$ 150,000
Monetary sanctions divided per share										$ 0.5
NIS [Member] | Dekel [Member]
Statement Line Items [Line Items]
Aggregate consideration value																		$ 50,000